Subsidiaries - Schedule of Wholly-Owned Direct Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Mdxhealth Inc. [Member]
Schedule of Wholly-Owned Direct Subsidiaries [Line Items]
Address	15279 Alton Parkway – Suite 100 – Irvine, CA 92618
Incorporation Date	Apr. 14, 2003
Mdxhealth B.V. [Member]
Schedule of Wholly-Owned Direct Subsidiaries [Line Items]
Address	Cap Business Center, Rue d’Abhooz 31, 4040 Herstal, Belgium
Incorporation Date	Oct. 18, 2006
Exosome Diagnostics Inc.[ Member]
Schedule of Wholly-Owned Direct Subsidiaries [Line Items]
Address	266 Second Ave., Suite 200, Waltham, MA 02451
Incorporation Date	May 22, 2008
Delta Laboratories LLC [Member]
Schedule of Wholly-Owned Direct Subsidiaries [Line Items]
Address	7000 Preston Road, Suite 1500, Plano, TX 75024
Incorporation Date	Apr. 27, 2021